INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net consist of the following:

	June 30, 2025	December 31, 2024
	US$	US$
Acquired broker-dealer license deemed to have an indefinite life	120,000	120,000
Crypto assets	1,544,790	3,019,896
The right to recover the crypto assets	—	—
Total intangible assets, net	$1,664,790	$3,139,896

SCHEDULE OF CRYPTO ASSETS

Crypto assets consist of the following:

	June 30, 2025	December 31, 2024
	US$	US$
Filecoin (i)	1,544,790	3,019,896
Total crypto assets	$1,544,790	$3,019,896

(i)

As of June 30, 2025, the Company held approximately 679,029 Filecoins with the carrying amount of $1,544,790, of which 104,647 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 274,709 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, about 150,000 Filecoins were borrowed from HDP Capital Management Limited to meet the pledge needs for Filecoin mining business, and 149,673 Filecoins came from the Filecoin physical mining business. Out of the 679,029 Filecoins, approximately 563,472 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.

As of December 31, 2024, the Company held 628,883 Filecoins with the carrying amount of $3,019,896, of which 104647 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 274,709 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, about 150,000 Filecoins were borrowed from HDP Capital Management Limited to meet the pledge needs for Filecoin mining business, and 99,527 Filecoins came from the Filecoin physical mining business. Out of the 628,883 Filecoins, approximately 425,396 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.

SCHEDULE OF MOVEMENT OF THE CRYPTO ASSET

The movement of the crypto assets for the six months ended June 30, 2025, 2024 and 2023 is as follows:

	For the six months ended June 30,
	2025	2024	2023
	US$	US$	US$
Balance as of January 1, 2025, 2024 and 2023	3,019,896	705,309	288,419
Purchase or borrowing (i)	—	997,408	—
Mining out (ii)	208,008	296,177	166,242
Payment for Filecoin joint mining profit sharing (iii)	(32,283)	—	—
Impairment loss (iv)	—	—	(79,821)
Gain/loss on market price changes (iv)	(1,620,625)	(651,441)	—
Cumulative effect upon adoption of ASU 2023-08 (iv)	—	763,072	—
Others (v)	(30,206)	(21,727)	—
Balance as of June 30, 2025, 2024 and 2023	1,544,790	2,088,798	374,840

(i)	During the six months ended June 30, 2024, about 196,000 Filecoins with the fair value of $997,408 were borrowed from Huangtong International Co., Ltd., to meet the pledge needs for Filecoin mining business.

(ii)

During the six months ended June 30, 2025, the Company mined out 68650.67 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $208,008 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.

During the six months ended June 30, 2024, the Company mined out 45574.55 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $296,177 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.

During the six months ended June 30, 2023, the Company mined out 33,552.58 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $166,242 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.

(iii)

During the six months ended June 30, 2025, the Company distributed 11,436.84 Filecoins to HDP Capital Management Limited (our partner in Filecoin joint mining) as joint mining profit sharing, and the Company recognized a total cost of $32,283 based on the lowest transaction price on the Coinbase platform on the day of receiving the corresponding Filecoin rewards.

(iv)

Effective January 1, 2024, the Company adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires crypto assets to be measured at fair value for each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Company recognized the cumulative effect of initially applying ASU 2023-08 of a $763,072 increase, as an adjustment to the opening balance of retained earnings.

The Company totally recognized the loss on market price of crypto assets of $1,620,625 and $651,441 for the six months ended June 30, 2025 and 2024.

Prior to the adoption of ASU 2023-08, crypto assets held were accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment had occurred, the Company considered the intraday lowest quoted price of one unit of crypto asset since acquiring the crypto asset. If the then current carrying value of the unit of crypto assets exceeded the fair value so determined, an impairment loss has occurred with respect to those units of crypto assets in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss was recognized, the loss established the new cost basis of the asset. Subsequent reversal of impairment losses was not permitted. We estimated the fair values of the cryptocurrencies based on the lowest transaction price on the Coinbase platform every day and totally recognized $79,821 impairment loss for the six months ended June 30, 2023.

(v)

Other movements of the crypto assets include Filecoins transferred to external personnel to help the Company deposit Filecoins into the new node accounts to meet the staking requirements for mining to achieve a higher efficiency, gas cost consumed by Filecoin transfer, as well as transfer income from Filecoin node account testing.

SCHEDULE OF DEPOSIT STATUES OF COINS OUTSIDE CONTROL

The deposit status of the Bitcoins and USD Coins that are outside of the Company’s control on June, 2025 are as follows:

		The portion that was still stored in the hardware cold as of December 31, 2024	The portion that that are forwarded to unknown addresses as of December 31, 2024
Crypto assets	Quantities	Quantities	Quantities

Bitcoins	125.8584797	30.62004	95.23843
USD Coins	2,005,537.50	—	2,005,537.5